PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 5,417	$ 5,201
Provision for impairment	31,143		$ 31,143
Mining machines
PROPERTY AND EQUIPMENT, NET
Provision for impairment	$ 0	$ 0